Deposit, Prepayments and Other Receivables, Net - Schedule of Deposit, Prepayment and Other Receivables, Net (Details) - Other Receivable [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deposit, Prepayments and Other Receivables, Net - Schedule of Deposit, Prepayment and Other Receivables, Net (Details) [Line Items]
Deposits	$ 710,702	$ 364,490
Prepayments	1,026,767	104,262
Other receivables	850,361	163,207
Deposit, prepayment and other receivables net	2,587,830	631,959
Less: Allowance for expected credit losses	(818,248)	(42,173)	$ (25,650)
Deposit, prepayment and other receivables, net	$ 1,769,582	$ 589,786